UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01701
DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
October 31, 2024
Date of reporting period:
October 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Global Fund
Class A / DGFAX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024
This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class A)	$112	0.93%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 41.58%, versus a 32.79% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+49%), Financials (+42%), and
    Communication Services (+41%)
    Weakest performing sectors - Energy (+8), Consumer Staples (+15%), and Materials (+19%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+58% vs +27%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%) and Amazon.com (+40%)
  Communication Services - outperformed the Index sector (+60% vs +41%) and overweight (average weighting 12% vs 8%)
    Meta Platforms (+89%)
  Overweight in Financials (average weighting 33% vs 16%)
    Capital One Financial (+64%), Danske Bank (+35%), Ping An Insurance (+30%), and Wells Fargo (+51%)
    Wells Fargo - no longer a Fund holding
  Underweight in Energy (average weighting 1% vs 4%) and Consumer Staples (average weighting 1% vs 7%), the two weakest performing sectors of the Index
  China holdings - outperformed the Index China exposure (+67% vs +22%)
  Individual holdings
    KE Holdings (+52%) and DiDi Global (+47%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+10% vs +49%) and underweight (average weighting 8% vs 24%)
    Samsung Electronics (-12%) and Intel (-29%)
    Intel - new purchase during the period
  Overweight in Consumer Discretionary - (average weighting 24% vs 11%)
  Health Care - underperformed the Index sector (+17% vs +20%)
    Humana (-31%) - largest individual detractor
    CVS Health (-5%)
    Humana and CVS Health - new purchases during the period
  Individual holdings
    AIA Group (-6%), Darling Ingredients (-12%), and AGCO (-10%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis Global Fund (Class A) — Without sales charge	41.58%	9.50%	8.29%
Davis Global Fund (Class A) — With sales charge*	34.85%	8.45%	7.77%
MSCI ACWI	32.79%	11.07%	9.05%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$872.4
Total number of portfolio holdings as of 10/31/24	43
Portfolio turnover rate for the period	34%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.2
Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	29.29%
Financials	27.60%
Health Care	12.08%
Communication Services	10.49%
Information Technology	5.88%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Global Fund
Class C / DGFCX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024
This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class C)	$209	1.74%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 40.41%, versus a 32.79% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+49%), Financials (+42%), and
    Communication Services (+41%)
    Weakest performing sectors - Energy (+8), Consumer Staples (+15%), and Materials (+19%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+58% vs +27%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%) and Amazon.com (+40%)
  Communication Services - outperformed the Index sector (+60% vs +41%) and overweight (average weighting 12% vs 8%)
    Meta Platforms (+89%)
  Overweight in Financials (average weighting 33% vs 16%)
    Capital One Financial (+64%), Danske Bank (+35%), Ping An Insurance (+30%), and Wells Fargo (+51%)
    Wells Fargo - no longer a Fund holding
  Underweight in Energy (average weighting 1% vs 4%) and Consumer Staples (average weighting 1% vs 7%), the two weakest performing sectors of the Index
  China holdings - outperformed the Index China exposure (+67% vs +22%)
  Individual holdings
    KE Holdings (+52%) and DiDi Global (+47%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+10% vs +49%) and underweight (average weighting 8% vs 24%)
    Samsung Electronics (-12%) and Intel (-29%)
    Intel - new purchase during the period
  Overweight in Consumer Discretionary - (average weighting 24% vs 11%)
  Health Care - underperformed the Index sector (+17% vs +20%)
    Humana (-31%) - largest individual detractor
    CVS Health (-5%)
    Humana and CVS Health - new purchases during the period
  Individual holdings
    AIA Group (-6%), Darling Ingredients (-12%), and AGCO (-10%)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis Global Fund (Class C) — Without CDSC*	40.41%	8.63%	7.62%
Davis Global Fund (Class C) — With CDSC*,**	39.41%	8.63%	7.62%
MSCI ACWI	32.79%	11.07%	9.05%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$872.4
Total number of portfolio holdings as of 10/31/24	43
Portfolio turnover rate for the period	34%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.2
Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	29.29%
Financials	27.60%
Health Care	12.08%
Communication Services	10.49%
Information Technology	5.88%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis Global Fund
Class Y / DGFYX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024
This Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class Y)	$83	0.69%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 41.95%, versus a 32.79% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Information Technology (+49%), Financials (+42%), and
    Communication Services (+41%)
    Weakest performing sectors - Energy (+8), Consumer Staples (+15%), and Materials (+19%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+58% vs +27%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%) and Amazon.com (+40%)
  Communication Services - outperformed the Index sector (+60% vs +41%) and overweight (average weighting 12% vs 8%)
    Meta Platforms (+89%)
  Overweight in Financials (average weighting 33% vs 16%)
    Capital One Financial (+64%), Danske Bank (+35%), Ping An Insurance (+30%), and Wells Fargo (+51%)
    Wells Fargo - no longer a Fund holding
  Underweight in Energy (average weighting 1% vs 4%) and Consumer Staples (average weighting 1% vs 7%), the two weakest performing sectors of the Index
  China holdings - outperformed the Index China exposure (+67% vs +22%)
  Individual holdings
    KE Holdings (+52%) and DiDi Global (+47%)
Detractors from Performance
  Information Technology - underperformed the Index sector (+10% vs +49%) and underweight (average weighting 8% vs 24%)
    Samsung Electronics (-12%) and Intel (-29%)
    Intel - new purchase during the period
  Overweight in Consumer Discretionary - (average weighting 24% vs 11%)
  Health Care - underperformed the Index sector (+17% vs +20%)
    Humana (-31%) - largest individual detractor
    CVS Health (-5%)
    Humana and CVS Health - new purchases during the period
  Individual holdings
    AIA Group (-6%), Darling Ingredients (-12%), and AGCO (-10%)

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the MSCI ACWI over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis Global Fund (Class Y)	41.95%	9.76%	8.56%
MSCI ACWI	32.79%	11.07%	9.05%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$872.4
Total number of portfolio holdings as of 10/31/24	43
Portfolio turnover rate for the period	34%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$4.2
Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	29.29%
Financials	27.60%
Health Care	12.08%
Communication Services	10.49%
Information Technology	5.88%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis International Fund
Class A / DILAX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024
This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class A)	$133	1.09%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 43.62%, versus a 24.33% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+39%), Financials (+36%), and Industrials (+33%)
    Weakest performing sectors - Consumer Staples (+5), Energy (+7%), and Materials (+15%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+57% vs +19%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%), Naspers (+51%), and Trip.com Group (+56%)
    Trip.com Group - new purchase during the period
  Industrials - outperformed the Index sector (+61% vs +33%)
    Schneider Electric (+71%)
  Overweight in Financials (average weighting 35% vs 22%)
    Danske Bank (+35%), DBS Group Holdings (+42%), and Ping An Insurance (+30%)
  No exposure in Consumer Staples or Health Care and underweight in Energy (average weighting 2% vs 6%)
  China holdings - outperformed the Index China exposure (+66% vs +22%)
  Individual holdings
    Tokyo Electron (+20%) and KE Holdings (+52%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +39%)
    Samsung Electronics (-12%) - largest individual detractor
  Financials - underperformed the Index sector (+32% vs +36%)
    AIA Group (-6%)
  Overweight in Consumer Discretionary - (average weighting 30% vs 11%)
  Underweight in Industrials - (average weighting 11% vs 14%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis International Fund (Class A) — Without sales charge	43.62%	4.90%	4.23%
Davis International Fund (Class A) — With sales charge*	36.80%	3.89%	3.73%
MSCI ACWI ex USA	24.33%	5.77%	4.79%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$173.2
Total number of portfolio holdings as of 10/31/24	29
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$779.5
Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	40.06%
Financials	29.45%
Industrials	9.60%
Information Technology	5.40%
Materials	4.25%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis International Fund
Class C / DILCX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024
This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class C)	$223	1.84%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 42.43%, versus a 24.33% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+39%), Financials (+36%), and Industrials (+33%)
    Weakest performing sectors - Consumer Staples (+5), Energy (+7%), and Materials (+15%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+57% vs +19%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%), Naspers (+51%), and Trip.com Group (+56%)
    Trip.com Group - new purchase during the period
  Industrials - outperformed the Index sector (+61% vs +33%)
    Schneider Electric (+71%)
  Overweight in Financials (average weighting 35% vs 22%)
    Danske Bank (+35%), DBS Group Holdings (+42%), and Ping An Insurance (+30%)
  No exposure in Consumer Staples or Health Care and underweight in Energy (average weighting 2% vs 6%)
  China holdings - outperformed the Index China exposure (+66% vs +22%)
  Individual holdings
    Tokyo Electron (+20%) and KE Holdings (+52%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +39%)
    Samsung Electronics (-12%) - largest individual detractor
  Financials - underperformed the Index sector (+32% vs +36%)
    AIA Group (-6%)
  Overweight in Consumer Discretionary - (average weighting 30% vs 11%)
  Underweight in Industrials - (average weighting 11% vs 14%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis International Fund (Class C) — Without CDSC*	42.43%	4.08%	3.49%
Davis International Fund (Class C) — With CDSC*,**	41.43%	4.08%	3.49%
MSCI ACWI ex USA	24.33%	5.77%	4.79%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$173.2
Total number of portfolio holdings as of 10/31/24	29
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$779.5
Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	40.06%
Financials	29.45%
Industrials	9.60%
Information Technology	5.40%
Materials	4.25%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
Davis International Fund
Class Y / DILYX
ANNUAL SHAREHOLDER REPORT | OCTOBER 31, 2024
This Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class Y)	$95	0.78%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 44.01%, versus a 24.33% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Information Technology (+39%), Financials (+36%), and Industrials (+33%)
    Weakest performing sectors - Consumer Staples (+5), Energy (+7%), and Materials (+15%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+57% vs +19%)
    Meituan (+66%) - largest individual contributor
    Prosus (+51%), Naspers (+51%), and Trip.com Group (+56%)
    Trip.com Group - new purchase during the period
  Industrials - outperformed the Index sector (+61% vs +33%)
    Schneider Electric (+71%)
  Overweight in Financials (average weighting 35% vs 22%)
    Danske Bank (+35%), DBS Group Holdings (+42%), and Ping An Insurance (+30%)
  No exposure in Consumer Staples or Health Care and underweight in Energy (average weighting 2% vs 6%)
  China holdings - outperformed the Index China exposure (+66% vs +22%)
  Individual holdings
    Tokyo Electron (+20%) and KE Holdings (+52%)
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (+1% vs +39%)
    Samsung Electronics (-12%) - largest individual detractor
  Financials - underperformed the Index sector (+32% vs +36%)
    AIA Group (-6%)
  Overweight in Consumer Discretionary - (average weighting 30% vs 11%)
  Underweight in Industrials - (average weighting 11% vs 14%)
  Repurchase agreement position (cash) in a strong market environment (2% average position)

Fund Performance
The following graph compares the initial and subsequent account values of a $5,000,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on October 31, 2014.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 10/31/24	1 Year	5 Years	10 Years
Davis International Fund (Class Y)	44.01%	5.18%	4.53%
MSCI ACWI ex USA	24.33%	5.77%	4.79%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 10/31/24 (in millions)	$173.2
Total number of portfolio holdings as of 10/31/24	29
Portfolio turnover rate for the period	23%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$779.5
Top Sectors as of 10/31/24 Net Assets
Consumer Discretionary	40.06%
Financials	29.45%
Industrials	9.60%
Information Technology	5.40%
Materials	4.25%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of the code of ethics. Such request can be made by calling 520-806-7600 or to the Secretary of the Registrant, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Directors has determined that independent director Katherine MacWilliams  qualifies as the “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended October 31, 2024 and October 31, 2023 were $62,814 and $60,078, respectively.

(b) Audit-Related Fees The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal years ended October 31, 2024 and October 31, 2023 were $0 and $0, respectively.

(c) Tax Fees The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the fiscal years ended October 31, 2024 and October 31, 2023 were $21,847 and $19,748, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers, and a review of the fund income and capital gain distributions.

(d) All Other Fees The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the Funds for the fiscal years ended October 31, 2024 and October 31, 2023 were $0 and $2,350, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Funds’ Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Funds’ Audit Committee has adopted a policy whereby audit and non-audit services performed by the Funds’ independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2) No services included in (b) – (d) of this Item 4 were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2024 and October 31, 2023.  The Funds have not paid any fees for non-audit services not previously disclosed in Item 4 (b) – (d).

(h) The Registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

(i) Not Applicable.

(j) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Global Fund

Davis International Fund

(portfolios of Davis New York Venture Fund, Inc.)

October 31, 2024

ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)

THE EQUITY SPECIALISTS

DAVIS NEW YORK VENTURE FUND, INC.	Table of Contents

DAVIS GLOBAL FUND

		Value
	Shares	(Note 1)
COMMON STOCK – (99.86%)
COMMUNICATION SERVICES – (10.49%)
Media & Entertainment – (10.49%)
Alphabet Inc., Class C	129,160	$ 22,304,640
ASAC II L.P. *(a)(b)(c)	35,352	33,503
IAC Inc. *	143,670	6,888,976
Meta Platforms, Inc., Class A	89,620	50,866,520
Sea Limited, Class A, ADR (Singapore) *	121,460	11,423,313
TOTAL COMMUNICATION SERVICES		91,516,952
CONSUMER DISCRETIONARY – (29.29%)
Consumer Discretionary Distribution & Retail – (10.03%)
Amazon.com, Inc. *	110,660	20,627,024
Coupang, Inc., Class A (South Korea) *	383,830	9,898,976
Naspers Ltd. - N (South Africa)	54,411	12,859,901
Prosus N.V., Class N (Netherlands)	1,045,747	44,098,475
		87,484,376
Consumer Durables & Apparel – (0.68%)
FILA Holdings Corp. (South Korea)	205,510	5,931,373
Consumer Services – (18.58%)
Delivery Hero SE (Germany) *	444,470	18,868,677
Entain plc (United Kingdom)	1,497,918	14,406,230
Meituan, Class B (China) *	2,518,499	59,513,065
MGM Resorts International *	962,710	35,495,117
Trip.com Group Ltd., ADR (China) *	524,880	33,802,272
		162,085,361
TOTAL CONSUMER DISCRETIONARY		255,501,110
CONSUMER STAPLES – (1.60%)
Food, Beverage & Tobacco – (1.60%)
Darling Ingredients Inc. *	150,060	5,868,847
Tyson Foods, Inc., Class A	138,540	8,117,058
TOTAL CONSUMER STAPLES		13,985,905
ENERGY – (2.81%)
Tourmaline Oil Corp. (Canada)	531,100	24,484,727
TOTAL ENERGY		24,484,727
FINANCIALS – (27.60%)
Banks – (4.36%)
Danske Bank A/S (Denmark)	1,096,179	32,412,960
Metro Bank Holdings PLC (United Kingdom) *	5,590,870	5,646,510
		38,059,470
Financial Services – (12.58%)
Capital Markets – (4.08%)
Julius Baer Group Ltd. (Switzerland)	560,244	34,158,953
Noah Holdings Ltd., Class A, ADS (China)	116,952	1,440,849
		35,599,802
Consumer Finance – (5.95%)
Capital One Financial Corp.	318,680	51,877,917
Financial Services – (2.55%)
Berkshire Hathaway Inc., Class B *	49,370	22,261,921
		109,739,640
Insurance – (10.66%)
Life & Health Insurance – (8.15%)
AIA Group Ltd. (Hong Kong)	1,942,980	15,334,617
Ping An Insurance (Group) Co. of China, Ltd. -
H (China)	8,999,840	55,761,026
		71,095,643

Schedule of Investments

October 31, 2024

		Value
	Shares	(Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (2.51%)
Markel Group Inc. *	14,180	$ 21,865,702
		92,961,345
TOTAL FINANCIALS		240,760,455
HEALTH CARE – (12.08%)
Health Care Equipment & Services – (8.85%)
Cigna Group	35,670	11,229,273
CVS Health Corp.	151,200	8,536,752
Humana Inc.	82,490	21,268,397
Quest Diagnostics Inc.	69,150	10,706,494
Solventum Corp. *	350,380	25,430,580
		77,171,496
Pharmaceuticals, Biotechnology & Life Sciences – (3.23%)
Viatris Inc.	2,431,310	28,203,196
TOTAL HEALTH CARE		105,374,692
INDUSTRIALS – (4.91%)
Capital Goods – (0.93%)
AGCO Corp.	81,070	8,094,029
Transportation – (3.98%)
DiDi Global Inc., Class A, ADS (China) *	6,977,018	34,745,550
TOTAL INDUSTRIALS		42,839,579
INFORMATION TECHNOLOGY – (5.88%)
Semiconductors & Semiconductor Equipment – (2.10%)
Applied Materials, Inc.	61,790	11,219,828
Intel Corp.	328,840	7,076,637
		18,296,465
Software & Services – (0.55%)
Clear Secure, Inc., Class A	131,520	4,837,306
Technology Hardware & Equipment – (3.23%)
Samsung Electronics Co., Ltd. (South Korea)	662,570	28,133,375
TOTAL INFORMATION TECHNOLOGY		51,267,146
MATERIALS – (2.20%)
Teck Resources Ltd., Class B (Canada)	412,820	19,192,002
TOTAL MATERIALS		19,192,002
REAL ESTATE – (3.00%)
Real Estate Management & Development – (3.00%)
KE Holdings Inc., Class A, ADR (China)	1,195,780	26,223,455
TOTAL REAL ESTATE		26,223,455
TOTAL COMMON STOCK –
(Identified cost $643,373,064)		871,146,023

DAVIS GLOBAL FUND	Schedule of Investments - (Continued)
October 31, 2024
		Value
	Principal	(Note 1)
SHORT-TERM INVESTMENTS – (0.40%)
Nomura Securities International, Inc. Joint
Repurchase Agreement, 4.85%, 11/01/24 (d)	$1,505,000	$1,505,000
StoneX Financial Inc. Joint Repurchase
Agreement, 4.85%, 11/01/24 (e)	1,968,000	1,968,000
TOTAL SHORT-TERM INVESTMENTS –
(Identified cost $3,473,000)		3,473,000
Total Investments – (100.26%) –
(Identified cost $646,846,064)		874,619,023
Liabilities Less Other Assets – (0.26%)		(2,232,595)
Net Assets – (100.00%)		$872,386,428

ADR: American Depositary Receipt

ADS: American Depositary Share

*Non-income producing security.

(a)Restricted Security – See Note 6 of the Notes to Financial Statements.

(b)The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.

(c)Limited partnership units.

(d) Dated	10/31/24,	repurchase	value	of	$1,505,203	(collateralized
by: U.S. Government agency mortgages in a pooled						cash account,
3.008%-5.00%, 11/01/48-03/01/63, total fair value $1,535,100).
(e) Dated	10/31/24,	repurchase	value	of	$1,968,265	(collateralized

by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/24-08/20/74, total fair value $2,007,360).

See Notes to Financial Statements

DAVIS INTERNATIONAL FUND				Schedule of Investments
October 31, 2024
		Value			Value
	Shares	(Note 1)		Shares	(Note 1)
COMMON STOCK – (98.97%)			COMMON STOCK – (CONTINUED)
COMMUNICATION SERVICES – (2.58%)			INDUSTRIALS – (CONTINUED)
Media & Entertainment – (2.58%)			Transportation – (4.64%)
Sea Limited, Class A, ADR (Singapore) *	47,520	$ 4,469,256	DiDi Global Inc., Class A, ADS (China) *	1,614,246	$ 8,038,945

TOTAL COMMUNICATION SERVICES		4,469,256	TOTAL INDUSTRIALS		16,621,102

CONSUMER DISCRETIONARY – (40.06%)
Consumer Discretionary Distribution & Retail – (16.40%)
Alibaba Group Holding Ltd., ADR (China)	29,170	2,858,077
Coupang, Inc., Class A (South Korea) *	98,950	2,551,920
JD.com, Inc., Class A, ADR (China)	132,350	5,376,057
Naspers Ltd. - N (South Africa)	36,620	8,655,043
Prosus N.V., Class N (Netherlands)	212,560	8,963,518
		28,404,615
Consumer Durables & Apparel – (2.65%)
FILA Holdings Corp. (South Korea)	159,050	4,590,457
Consumer Services – (21.01%)
Delivery Hero SE (Germany) *	89,540	3,801,159
Entain plc (United Kingdom)	662,011	6,366,893
Meituan, Class B (China) *	747,941	17,674,123
Trip.com Group Ltd., ADR (China) *	132,750	8,549,100
		36,391,275
TOTAL CONSUMER DISCRETIONARY		69,386,347
ENERGY – (3.62%)
Tourmaline Oil Corp. (Canada)	136,130	6,275,853
TOTAL ENERGY		6,275,853
FINANCIALS – (29.45%)
Banks – (12.10%)
Bank of N.T. Butterfield & Son Ltd.
(Bermuda)	74,830	2,736,533
Danske Bank A/S (Denmark)	382,260	11,303,061
DBS Group Holdings Ltd. (Singapore)	173,881	5,041,644
Metro Bank Holdings PLC (United Kingdom) *	1,860,402	1,878,917
		20,960,155
Financial Services – (6.60%)
Capital Markets – (6.60%)
Julius Baer Group Ltd. (Switzerland)	143,550	8,752,468
Noah Holdings Ltd., Class A, ADS (China)	216,940	2,672,701
		11,425,169
Insurance – (10.75%)
Life & Health Insurance – (10.75%)
AIA Group Ltd. (Hong Kong)	1,022,500	8,069,896
Ping An Insurance (Group) Co. of China, Ltd. -
H (China)	1,703,590	10,555,068
		18,624,964
TOTAL FINANCIALS		51,010,288
INDUSTRIALS – (9.60%)
Capital Goods – (4.96%)
ITOCHU Corp. (Japan)	98,500	4,872,581
Schneider Electric SE (France)	14,320	3,709,576
		8,582,157
INFORMATION TECHNOLOGY – (5.40%)
Semiconductors & Semiconductor Equipment – (0.63%)
Tokyo Electron Ltd. (Japan)					7,410	1,090,404
Technology Hardware & Equipment – (4.77%)
Samsung Electronics Co., Ltd. (South Korea)					194,460	8,256,963
TOTAL INFORMATION TECHNOLOGY						9,347,367
MATERIALS – (4.25%)
Teck Resources Ltd., Class B (Canada)					158,310	7,359,832
TOTAL MATERIALS						7,359,832
REAL ESTATE – (4.01%)
Real Estate Management & Development – (4.01%)
KE Holdings Inc., Class A, ADR (China)					316,320	6,936,898
TOTAL REAL ESTATE						6,936,898
TOTAL COMMON STOCK –
(Identified cost $135,625,601)						171,406,943
						Value
					Principal	(Note 1)
SHORT-TERM INVESTMENTS – (0.72%)
Nomura Securities International, Inc. Joint
Repurchase Agreement, 4.85%, 11/01/24 (a)					$540,000	$540,000
StoneX Financial Inc. Joint Repurchase
Agreement, 4.85%, 11/01/24 (b)					706,000	706,000
TOTAL SHORT-TERM INVESTMENTS –
(Identified cost $1,246,000)						1,246,000
Total Investments – (99.69%) –
(Identified cost $136,871,601)						172,652,943
Other Assets Less Liabilities – (0.31%)						537,786
Net Assets – (100.00%)						$173,190,729
ADR: American Depositary Receipt

ADS: American Depositary Share
* Non-income producing security.
(a) Dated	10/31/24,	repurchase	value	of	$540,073	(collateralized
by: U.S. Government agency mortgages in a pooled cash account, 2.07%-
6.853%, 04/01/37-10/01/40, total fair value $550,800).
(b) Dated	10/31/24,	repurchase	value	of	$706,095	(collateralized

by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-10.00%, 11/15/24-08/20/74, total fair value $720,120).

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Assets and Liabilities
DAVIS INTERNATIONAL FUND		At October 31, 2024
	Davis Global	Davis International
	Fund	Fund
ASSETS:
Investments in securities, at value* (see accompanying Schedule of
Investments)	$874,619,023	$172,652,943
Cash	152	327
Receivables:
Capital stock sold	340,565	33,902
Dividends and interest	2,113,264	746,595
Investment securities sold	2,739,409	–
Prepaid expenses	30,590	6,380
Due from Adviser	18,772	7,736
Total assets	879,861,775	173,447,883
LIABILITIES:
Payables:
Capital stock redeemed	411,422	1,315
Investment securities purchased	6,120,995	–
Accrued audit fees	25,565	21,548
Accrued custodian fees	271,150	83,500
Accrued distribution and service plan fees	70,625	7,062
Accrued investment advisory fees	421,851	84,718
Accrued registration and filing fees	30,500	30,800
Other accrued expenses	123,239	28,211
Total liabilities	7,475,347	257,154
NET ASSETS	$872,386,428	$173,190,729
NET ASSETS CONSIST OF:

Par value of shares of capital stock	$1,380,794	$621,678
Additional paid-in capital	557,352,176	188,896,890
Distributable earnings (losses)	313,653,458	(16,327,839)
Net Assets	$872,386,428	$173,190,729
*Including:

Cost of investments	$646,846,064	$136,871,601
CLASS A SHARES:
Net assets	$205,716,852	$19,245,494
Shares outstanding	6,515,086	1,365,919
Net asset value and redemption
price per share (Net assets ÷ Shares outstanding)	$31.58	$14.09

Maximum offering price per share (100/95.25 of net asset value)†	$33.15	$14.79
CLASS C SHARES:

Net assets	$37,207,663	$4,712,567
Shares outstanding	1,306,348	364,933
Net asset value, offering, and redemption price per share (Net assets ÷ Shares
outstanding)	$28.48	$12.91
CLASS Y SHARES:

Net assets	$629,461,913	$149,232,668
Shares outstanding	19,794,437	10,702,709
Net asset value, offering, and redemption price per share (Net assets ÷ Shares
outstanding)	$31.80	$13.94

† On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Operations
DAVIS INTERNATIONAL FUND	For the year ended October 31, 2024
	Davis Global	Davis International
	Fund	Fund
INVESTMENT INCOME:
Income:
Dividends*	$16,426,765	$4,329,470
Interest	340,642	81,097
Foreign withholding tax refunds	251,558	313,572
Total income	17,018,965	4,724,139
Expenses:
Investment advisory fees (Note 3)	4,335,411	836,746
Custodian fees	360,456	114,508
Transfer agent fees:
Class A	154,570	34,733
Class C	43,758	9,057
Class Y	367,743	42,887
Audit fees	34,086	28,728
Legal fees	8,153	1,580
Accounting fees (Note 3)	43,336	9,328
Reports to shareholders	47,420	8,385
Professional services fees	93,856	116,747
Directors’ fees and expenses	50,011	12,620
Registration and filing fees	46,120	42,683
Miscellaneous	59,307	27,325
Distribution and service plan fees (Note 3):
Class A	406,782	33,144
Class C	377,922	44,525
Total expenses	6,428,931	1,362,996
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	(34,738)	(15,265)
Class C	(7,237)	(6,764)
Class Y	(108,978)	(48,947)
Net expenses	6,277,978	1,292,020
Net investment income	10,740,987	3,432,119
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	125,050,632	21,230,005
Foreign currency transactions	46,926	(6,977)
Net realized gain	125,097,558	21,223,028
Net increase in unrealized appreciation	134,611,347	30,924,640
Net realized and unrealized gain on investments and foreign
currency transactions	259,708,905	52,147,668
Net increase in net assets resulting from operations	$270,449,892	$55,579,787

*Net of foreign taxes withheld of	$1,319,122	$412,147
See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Changes in Net Assets
DAVIS INTERNATIONAL FUND	For the year ended October 31, 2024
	Davis Global	Davis International
	Fund	Fund
OPERATIONS:
Net investment income	$10,740,987	$3,432,119
Net realized gain from investments and foreign currency transactions	125,097,558	21,223,028
Net increase in unrealized appreciation on investments and foreign currency
transactions	134,611,347	30,924,640
Net increase in net assets resulting from operations	270,449,892	55,579,787
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,829,996)	(279,134)
Class C	(135,714)	(37,408)
Class Y	(7,034,456)	(2,443,388)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class A	(11,068,080)	(3,565,412)
Class C	(15,695,757)	(1,134,206)
Class Y	(51,770,377)	(18,616,740)
Total increase in net assets	182,915,512	29,503,499
NET ASSETS:
Beginning of year	689,470,916	143,687,230
End of year	$872,386,428	$173,190,729

See Notes to Financial Statements

DAVIS GLOBAL FUND	Statements of Changes in Net Assets
DAVIS INTERNATIONAL FUND	For the year ended October 31, 2023
	Davis Global	Davis International
	Fund	Fund
OPERATIONS:
Net investment income	$8,989,996	$2,781,720
Net realized gain (loss) from investments and foreign currency transactions	19,125,356	(3,531,841)
Net change in unrealized appreciation (depreciation) on investments and
foreign currency transactions	113,548,120	28,612,752
Net increase in net assets resulting from operations	141,663,472	27,862,631
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class Y	(691,539)	(281,016)
CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class A	(11,952,256)	(2,905,815)
Class C	(20,618,416)	(441,620)
Class Y	(94,701,832)	(20,202,386)
Total increase in net assets	13,699,429	4,031,794
NET ASSETS:
Beginning of year	675,771,487	139,655,436
End of year	$689,470,916	$143,687,230

See Notes to Financial Statements

DAVIS GLOBAL FUND	Notes to Financial Statements
DAVIS INTERNATIONAL FUND	October 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis New York Venture Fund, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company operates as a series issuing shares including the following two funds (collectively “Funds”):

Davis Global Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.

Davis International Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 29, 2006, and until January 1, 2010, shares of the Fund were not available for public sale.

Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.

Prior to being available for public sale, only the directors, officers, and employees of the Funds or their investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase the Funds’ shares.

The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses are recorded on the accrual basis and those directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Each Fund assessed a 2% short-term trading fee on the proceeds of Fund shares that were redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which was retained by each Fund, was accounted for as an addition to paid-in capital. Effective February 29, 2024, the short-term trading fee for each Fund was eliminated. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

DAVIS GLOBAL FUND	Notes to Financial Statements - (Continued)
DAVIS INTERNATIONAL FUND	October 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - (Continued)

Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 − quoted prices in active markets for identical securities

Level 2 − other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 − significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of October 31, 2024 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$91,483,449	$4,469,256
Consumer Discretionary	99,823,389	19,335,154
Consumer Staples	13,985,905	–
Energy	24,484,727	6,275,853
Financials	97,446,389	5,409,234
Health Care	105,374,692	–
Industrials	42,839,579	8,038,945
Information Technology	23,133,771	–
Materials	19,192,002	7,359,832
Real Estate	26,223,455	6,936,898
Total Level 1	543,987,358	57,825,172
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	155,677,721	50,051,193
Financials	143,314,066	45,601,054
Industrials	–	8,582,157
Information Technology	28,133,375	9,347,367
Short-Term Investments	3,473,000	1,246,000
Total Level 2	330,598,162	114,827,771
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	33,503	–
Total Level 3	33,503	–
Total Investments	$874,619,023	$172,652,943

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

DAVIS GLOBAL FUND	Notes to Financial Statements - (Continued)
DAVIS INTERNATIONAL FUND	October 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - (Continued)

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended October 31, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at October 31, 2024 was $(3,705) for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

	Beginning			Net Change in				Ending
	Balance at			Unrealized		Transfers	Transfers	Balance at
	November 1,	Cost of	Proceeds	Appreciation	Net Realized	into	out of	October 31,
	2023	Purchases	from Sales	(Depreciation)	Gain (Loss)	Level 3	Level 3	2024
Davis Global Fund
Investments in
Securities:
Common	$37,208	$–	$–	$(3,705)	$–	$–	$–	$33,503
Stock
Total Level 3	$37,208	$–	$–	$(3,705)	$–	$–	$–	$33,503

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

					Impact to
	Fair Value at	Valuation	Unobservable		Valuation from
	October 31, 2024	Technique	Input	Amount	an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$33,503	Income Approach /	Annualized Yield	4.740%	Decrease
		Discounted Cash Flow
Total Level 3	$33,503

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.

Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to- market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended October 31, 2024, there were no forward currency contracts entered into by the Funds.

DAVIS GLOBAL FUND	Notes to Financial Statements - (Continued)
DAVIS INTERNATIONAL FUND	October 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of October 31, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2021.

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2024, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

	Capital Loss Carryforwards
	Davis Global	Davis International
	Fund	Fund
Character
Short-term	$–	$39,581,287
Long-term	–	10,649,795
Total	$–	$50,231,082

Utilized during year ended October 31, 2024	$31,868,857	$20,637,606

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At October 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global	Davis International
	Fund	Fund
Cost	$659,593,572	$142,334,411
Unrealized appreciation	268,163,822	44,400,041
Unrealized depreciation	(53,138,371)	(14,081,509)
Net unrealized appreciation	$215,025,451	$30,318,532

FederalWithholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.

DAVIS GLOBAL FUND	Notes to Financial Statements - (Continued)
DAVIS INTERNATIONAL FUND	October 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Withholding Taxes - (Continued)

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations as professional services fees, if any.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, net operating losses, corporate actions, partnership income, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications.

During the year ended October 31, 2024, amounts have been reclassified to reflect increases (decreases) as follows:

		Davis
	Davis Global	International
	Fund	Fund
Additional paid-in	$6,472,035	$–
capital
Distributable earnings	(6,472,035)	–

The tax character of distributions paid during the years ended October 31, 2024 and 2023 was as follows:

		Long-Term
	Ordinary Income	Capital Gain		Total
Davis Global Fund
2024	$9,000,166	$	– $	9,000,166
2023	691,539		–	691,539
Davis International Fund
2024	2,759,930		–	2,759,930
2023	281,016		–	281,016

As of October 31, 2024, the components of distributable earnings (losses) on a tax basis were as follows:

		Davis
	Davis Global	International
	Fund	Fund
Undistributed ordinary income	$10,139,833	$3,601,686
Undistributed long-term capital gain	88,530,277	–
Accumulated net realized losses from investments	–	(50,231,082)
Net unrealized appreciation on investments and foreign currency transactions	215,055,054	30,320,144
Other temporary differences	(71,706)	(18,587)

Total	$313,653,458	$(16,327,839)

DAVIS GLOBAL FUND	Notes to Financial Statements - (Continued)
DAVIS INTERNATIONAL FUND	October 31, 2024

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended October 31, 2024 were as follows:

		Davis
	Davis Global	International
	Fund	Fund
Cost of purchases	$265,075,955	$34,236,464
Proceeds from sales	340,846,601	57,756,525

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.

As of October 31, 2024, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis International

Fund

64%

Investment activities of this shareholder could have a material impact on the Fund.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets.

Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

Year ended October 31, 2024

		Davis
	Davis Global	International
	Fund	Fund
Transfer agent fees paid to Adviser $	38,661	$12,533
Accounting fees paid to Adviser	43,336	9,328

DAVIS GLOBAL FUND	Notes to Financial Statements - (Continued)
DAVIS INTERNATIONAL FUND	October 31, 2024

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Reimbursement and Waivers of Expenses - Amounts due from Adviser will be generally paid in the month after finalization of the financial statements. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; and Class Y shares, 0.80%). The Adviser is obligated to continue the expense cap through March 1, 2025. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. Effective February 1, 2024, the Adviser is voluntarily waiving 0.025% of the average net assets (2.5 basis points) of Davis Global Fund Advisory fees and 0.05% of the average net assets (5 basis points) of Davis International Fund Advisory fees for a 12-month period and will temporarily waive fees and/or reimburse Davis International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares 1.75%; and Class Y shares, 0.75%) until January 31, 2025. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. Reimbursement and waivers of expenses during the year ended October 31, 2024 were as follows:

	Davis Global	Davis International
	Fund	Fund

Class A	$34,738	$15,265
Class C	7,237	6,764
Class Y	108,978	48,947

Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Year ended October 31, 2024
	Davis Global	Davis International
	Fund	Fund
Distribution fees:
Class C	$283,441		$33,394
Service fees:
Class A	406,782		33,144
Class C	94,481		11,131

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.

Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

DAVIS GLOBAL FUND	Notes to Financial Statements - (Continued)
DAVIS INTERNATIONAL FUND	October 31, 2024

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Sales Charges - (Continued)

The Distributor received commissions earned on sales of Class A shares of the Funds of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds are re-allowed to qualified selling dealers.

	Year ended October 31, 2024
		Davis
	Davis Global	International
	Fund	Fund
Class A commissions retained by the Distributor	$3,129	$810
Class A commissions re-allowed to investment dealers	17,363	4,271
Total commissions earned on sales of Class A	$20,492	$5,081

Class C commission advances by the Distributor	$4,624	$1,704
Class C CDSCs received by the Distributor	249	–

NOTE 4 - CAPITAL STOCK

At October 31, 2024, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 275 million shares are designated to Davis Global Fund and 250 million shares are designated to Davis International Fund. Transactions in capital stock were as follows:

			Year ended October 31, 2024
			Reinvestment of
		Sold	Distributions	Redeemed*	Net Decrease
Davis Global Fund
Shares:	Class A	492,246	67,003	(972,992)	(413,743)
	Class C	21,414	6,190	(689,441)	(661,837)
	Class Y	1,881,881	274,376	(4,073,595)	(1,917,338)

Value:	Class A	$13,143,009	$1,589,308	$(25,800,397)	$(11,068,080)
	Class C	531,267	133,465	(16,360,489)	(15,695,757)
	Class Y	51,174,431	6,541,116	(109,485,924)	(51,770,377)

Davis International Fund
Shares:	Class A	234,910	24,423	(570,980)	(311,647)
	Class C	16,839	3,921	(126,399)	(105,639)
	Class Y	221,967	239,121	(2,183,599)	(1,722,511)

Value:	Class A	$2,814,496	$252,533	$(6,632,441)	$(3,565,412)
	Class C	182,169	37,408	(1,353,783)	(1,134,206)
	Class Y	2,591,205	2,439,028	(23,646,973)	(18,616,740)

* Davis Global Fund: net of redemption fees amounting to $59, $1, and $453, for Class A, Class C, and Class Y, respectively.

DAVIS GLOBAL FUND				Notes to Financial Statements - (Continued)
DAVIS INTERNATIONAL FUND					October 31, 2024
NOTE 4 - CAPITAL STOCK – (CONTINUED)
			Year ended October 31, 2023
			Reinvestment of
		Sold	Distributions	Redeemed*	Net Decrease
Davis Global Fund
Shares:	Class A	956,703	–	(1,492,569)	(535,866)
	Class C	90,919	–	(1,079,679)	(988,760)
	Class Y	2,038,996	29,276	(6,247,734)	(4,179,462)

Value:	Class A	$21,861,470	$–	$(33,813,726)	$(11,952,256)
	Class C	1,825,599	–	(22,444,015)	(20,618,416)
	Class Y	47,023,574	639,396	(142,364,802)	(94,701,832)

Davis International Fund
Shares:	Class A	310,705	–	(614,361)	(303,656)
	Class C	98,304	–	(139,395)	(41,091)
	Class Y	1,462,667	26,790	(3,409,260)	(1,919,803)

Value:	Class A	$3,520,551	$–	$(6,426,366)	$(2,905,815)
	Class C	941,813	–	(1,383,433)	(441,620)
	Class Y	15,935,212	280,491	(36,418,089)	(20,202,386)

*Davis Global Fund: net of redemption fees amounting to $103, $40, and $3,429, for Class A, Class C, and Class Y, respectively.

Davis International Fund: net of redemption fees amounting to $100 and $2,025 for Class A and Class Y, respectively.

NOTE 5 - SECURITIES LOANED

The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of October 31, 2024, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

NOTE 6 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Davis Global Fund amounted to $33,503 or 0.004% of the Fund’s net assets as of October 31, 2024. Information regarding restricted securities is as follows:

		Initial			Valuation per
		Acquisition		Cost per	Unit as of
Fund	Security	Date	Units	Unit	October 31, 2024
Davis Global Fund	ASAC II L.P.	10/10/13	35,352	$1.0000	$0.9477

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DAVIS GLOBAL FUND

DAVIS INTERNATIONAL FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value,		Net Realized and	Total from
	Beginning of	Net Investment	Unrealized Gains	Investment
	Period	Income (Loss)a	(Losses)	Operations
Davis Global Fund Class A:
Year ended October 31, 2024	$22.55	$0.33	$8.97	$9.30
Year ended October 31, 2023	$18.67	$0.25	$3.63	$3.88
Year ended October 31, 2022	$30.16	$0.17	$(8.68)	$(8.51)
Year ended October 31, 2021	$26.13	$0.04	$4.07	$4.11
Year ended October 31, 2020	$23.09	$(0.02)	$3.52	$3.50
Davis Global Fund Class C:
Year ended October 31, 2024	$20.35	$0.09	$8.11	$8.20
Year ended October 31, 2023	$16.98	$0.06	$3.31	$3.37
Year ended October 31, 2022	$27.64	$(0.01)	$(7.92)	$(7.93)
Year ended October 31, 2021	$24.16	$(0.19)	$3.75	$3.56
Year ended October 31, 2020	$21.36	$(0.18)	$3.26	$3.08

Davis Global Fund Class Y:
Year ended October 31, 2024	$22.71	$0.40	$9.02	$9.42
Year ended October 31, 2023	$18.78	$0.30	$3.66	$3.96
Year ended October 31, 2022	$30.33	$0.23	$(8.73)	$(8.50)
Year ended October 31, 2021	$26.25	$0.11	$4.07	$4.18
Year ended October 31, 2020	$23.19	$0.04	$3.55	$3.59

Davis International Fund Class A:
Year ended October 31, 2024	$9.97	$0.24	$4.05	$4.29
Year ended October 31, 2023	$8.39	$0.15	$1.43	$1.58
Year ended October 31, 2022	$12.64	$0.12	$(4.21)	$(4.09)
Year ended October 31, 2021	$13.78	$0.06	$(1.20)	$(1.14)
Year ended October 31, 2020	$11.82	$(0.03)	$2.40	$2.37

Davis International Fund Class C:
Year ended October 31, 2024	$9.14	$0.14	$3.71	$3.85
Year ended October 31, 2023	$7.75	$0.07	$1.32	$1.39
Year ended October 31, 2022	$11.65	$0.04	$(3.89)	$(3.85)
Year ended October 31, 2021	$12.80	$(0.05)	$(1.10)	$(1.15)
Year ended October 31, 2020	$10.99	$(0.13)	$2.24	$2.11

Davis International Fund Class Y:
Year ended October 31, 2024	$9.87	$0.27	$4.00	$4.27
Year ended October 31, 2023	$8.30	$0.19	$1.40	$1.59
Year ended October 31, 2022	$12.51	$0.15	$(4.16)	$(4.01)
Year ended October 31, 2021	$13.61	$0.10	$(1.19)	$(1.09)
Year ended October 31, 2020	$11.68	$–f	$2.37	$2.37

aPer share calculations were based on average shares outstanding for the period.

bAssumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

cThe ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

	Dividends and Distributions						Ratios to Average Net Assets
Dividends	Distributions								Net
from Net	from			Net Asset		Net Assets,	Gross		Investment
Investment	Realized	Return of	Total	Value, End		End of Period	Expense	Net Expense	Income	Portfolio
Income	Gains	Capital	Distributions	of Period	Total Returnb	(in thousands)	Ratio	Ratioc	(Loss) Ratio	Turnoverd
$(0.27)	$–	$–	$(0.27)	$31.58	41.58%	$205,717	0.95%	0.93%	1.23%	34%
$–	$–	$–	$–	$22.55	20.78%	$156,274	0.95%	0.95%	1.07%	16%
$(0.26)	$(2.72)	$–	$(2.98)	$18.67	(31.04)%	$139,361	0.96%	0.96%	0.73%	19%
$–	$(0.08)	$–	$(0.08)	$30.16	15.75%	$232,565	0.92%	0.92%	0.11%	35%
$(0.46)	$–	$–	$(0.46)	$26.13	15.38%	$201,247	0.92%	0.92%	(0.06)%	24%
$(0.07)	$–	$–	$(0.07)	$28.48	40.41%	$37,208	1.76%	1.74%	0.42%	34%
$–	$–	$–	$–	$20.35	19.85%	$40,048	1.75%	1.75%	0.27%	16%
$(0.01)	$(2.72)	$–	$(2.73)	$16.98	(31.56)%	$50,203	1.74%	1.74%	(0.05)%	19%
$–	$(0.08)	$–	$(0.08)	$27.64	14.75%	$101,611	1.70%	1.70%	(0.67)%	35%
$(0.28)	$–	$–	$(0.28)	$24.16	14.53%	$102,878	1.70%	1.70%	(0.84)%	24%

$(0.33)	$–	$–	$(0.33)	$31.80	41.95%	$629,462	0.71%	0.69%	1.47%	34%
$(0.03)	$–	$–	$(0.03)	$22.71	21.08%	$493,149	0.71%	0.71%	1.31%	16%
$(0.33)	$(2.72)	$–	$(3.05)	$18.78	(30.87)%	$486,207	0.72%	0.72%	0.97%	19%
$(0.02)	$(0.08)	$–	$(0.10)	$30.33	15.95%	$934,670	0.69%	0.69%	0.34%	35%
$(0.53)	$–	$–	$(0.53)	$26.25	15.70%	$787,191	0.69%	0.69%	0.17%	24%

$(0.17)	$–	$–	$(0.17)	$14.09	43.62%	$19,245	1.17%	1.09%e	2.02%	23%
$–	$–	$–	$–	$9.97	18.83%	$16,730	1.09%	1.05%	1.43%	11%
$(0.16)	$–	$–	$(0.16)	$8.39	(32.72)%	$16,632	1.13%	1.05%	1.13%	5%
$–	$–	$–	$–	$12.64	(8.27)%	$44,687	1.00%	1.00%	0.40%	16%
$(0.37)	$(0.04)	$–f	$(0.41)	$13.78	20.62%	$38,308	0.98%	0.98%	(0.25)%	20%
$(0.08)	$–	$–	$(0.08)	$12.91	42.43%	$4,713	1.99%	1.84%e	1.27%	23%
$–	$–	$–	$–	$9.14	17.94%	$4,300	1.89%	1.80%	0.68%	11%
$(0.05)	$–	$–	$(0.05)	$7.75	(33.19)%	$3,966	1.94%	1.80%	0.38%	5%
$–	$–	$–	$–	$11.65	(8.98)%	$8,412	1.79%	1.79%	(0.39)%	16%
$(0.26)	$(0.04)	$–f	$(0.30)	$12.80	19.58%	$9,892	1.80%	1.80%	(1.07)%	20%
$(0.20)	$–	$–	$(0.20)	$13.94	44.01%	$149,233	0.82%	0.78%e	2.33%	23%
$(0.02)	$–	$–	$(0.02)	$9.87	19.14%	$122,656	0.74%	0.74%	1.74%	11%
$(0.20)	$–	$–	$(0.20)	$8.30	(32.52)%	$119,058	0.80%	0.80%	1.38%	5%
$(0.01)	$–	$–	$(0.01)	$12.51	(8.02)%	$308,356	0.72%	0.72%	0.68%	16%
$(0.40)	$(0.04)	$–f	$(0.44)	$13.61	20.90%	$345,572	0.70%	0.70%	0.03%	20%

dThe lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

eIncludes professional service fees paid to third party providers that assist in the recovery of foreign withholding tax refunds. Excluding the professional service fees, the net expense ratios for the year ended October 31, 2024 would have been (Class A shares, 1.01%; Class C shares, 1.76%; Class Y shares, 0.75%).

fLess than $0.005 per share.

See Notes to Financial Statements

DAVIS GLOBAL FUND	Report of Independent Registered Public Accounting Firm
DAVIS INTERNATIONAL FUND
The Shareholders and Board of Directors
Davis New York Venture Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Davis Global Fund and Davis International Fund (each a series of Davis New York Venture Fund, Inc.) (the “Funds”), including the schedules of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each Fund as of October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Funds investment companies since 1998.

Columbus, Ohio

December 19, 2024

DAVIS GLOBAL FUND	Federal Income Tax Information (Unaudited)
DAVIS INTERNATIONAL FUND

In early 2025, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during the calendar year 2024. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2024 with their 2024 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

Each Fund designates the following amounts distributed during the fiscal year ended October 31, 2024, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.

	Davis Global	Davis International
	Fund	Fund
Income dividends*	$10,035,706	$2,799,642
Income qualifying for corporate	$3,984,076	$–
dividends-received deduction	40%
Qualified dividend income	$10,035,706	$2,782,005
	100%	99%

*Includes foreign tax credit pass-through, if applicable.

Davis Global Fund utilized equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of long-term capital gain. As a result, the Fund designates long-term capital gain distributions in the amount of $6,472,035.

Davis Global Fund and Davis International Fund have elected to give the benefit of foreign tax credits to their shareholders, if applicable. Accordingly, shareholders who must report their gross income dividends and distributions in a federal tax return will be entitled to a foreign tax credit, or an itemized deduction, in computing their U.S. income tax liability. It is generally more advantageous to claim a credit rather than to take a deduction.

Pursuant to Section 853 of the Internal Revenue Code, Davis Global Fund and Davis International Fund designate $1,035,541 and $39,712, respectively, as foreign taxes paid during the year ended October 31, 2024. During the year ended October 31, 2024, Davis Global Fund and Davis International Fund received foreign sourced income in the amounts of $13,402,364 and $4,741,617, respectively. The Funds did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this Form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	December 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	December 19, 2024
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	December 19, 2024